Loan Receivable From Shareholders	12 Months Ended
Dec. 31, 2025
Loan Receivable From Shareholders [Abstract]
LOAN RECEIVABLE FROM SHAREHOLDERS
8.	LOAN RECEIVABLE FROM SHAREHOLDERS

On June 24, 2025, the Company entered into a loan agreement with Linkage Gladden Enterprise Ltd., a shareholder holding less than 10% of the Company’s voting interest. The loan was extended with a principal amount of $15,000, carrying a fixed interest rate of 8.0% per annum. Under the payment terms, the principal and all accrued interest are due in a single lump-sum payment upon maturity. In September and October 2025, the Company received aggregate repayments of $1,490. As of December 31, 2025, the outstanding loan receivable from the shareholder was $13,510, classified as a current asset since it is not due within one year. As of December 31, 2025, the interest receivable related to this loan amounted to $602, which was reclassified as a current asset. For the year ended December 31, 2025, interest income recognized from this loan was $602. In the subsequent period, the Company received an aggregate repayment of US$12,328 from Linkage Gladden Enterprise Ltd. as of May 12, 2026. The residual amount of US$1,182 will be fully repaid by Linkage Gladden Enterprise Ltd. no later than May 31, 2026.